Offerings	Nov. 18, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.00%
Amount of Registration Fee	$ 0.00
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 16,667,331.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,551.77
Offering Note	Calculated at $153.10 per $1,000,000 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2025.

An aggregate fee of $2,551.77 was paid with the filing of the Schedule TO-I by the Fund (File No. 005-94824) on August 15, 2025.